INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Employee benefits and social security (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Salaries, accrued incentives, vacations and social security	$ 2,960,542	$ 3,044,965	$ 2,855,678
Key management personnel	1,550,050	2,312,253	1,556,035
Employee benefits and social security	4,510,592	$ 5,357,218	$ 4,411,713
Key management personnel	534,038
Employee benefits and social security, Non-current	$ 534,038